Income Tax	12 Months Ended
Jan. 31, 2024
Income Tax

16. Income Tax

The following schedule reconciles the expected income tax expense (recovery) at the Canadian combined federal and provincial statutory rate of 27% (2023 – 27%; 2022 - 27%) to the amounts recognized in the consolidated statements of loss and other comprehensive loss:

	January 31, 2024 $	January 31, 2023 $	January 31, 2022 $

Net loss before taxes	(2,898,510)	(9,372,772)	(11,992,508)
Statutory rate	27.00%	27.00%	27.00%

Expected tax recovery	(782,598)	(2,530,648)	(3,237,977)
Foreign tax rate differences	2,472	5,261	(139,857)
Permanent differences and other	(152,792)	43,932	340,070
Share-based payments	135,071	256,788	–
Write-off and impairments	–	–	302,806
Change in deferred tax assets not recognized	797,847	2,224,667	2,901,624

Income tax expense	–	–	166,666

The Company’s income tax expense is allocated as follows:

	January 31, 2024 $	January 31, 2023 $	January 31, 2022 $

Current tax expense	–	–	166,666
Deferred tax expense	–	–	–

	–	–	166,666

The following table summarizes the components of deferred tax:

	2024 $	2023 $

Deferred tax assets:
Financing fees	15,688	–

Deferred tax liabilities:
Convertible debentures	(15,688)	–

Net deferred tax asset (liability)	–	–

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	2024 $	2023 $

Tax loss carryforwards – Canada	63,617,570	58,788,940
Tax loss carryforwards - USA	513,420	685,220
Tax loss carryforwards – Australia	20,410	19,250
Tax loss carryforwards – Hong Kong	79,790	79,370
Intangible assets	13,869,600	14,599,580
Property and equipment	25,730	33,570
Contingent liabilities and tax reserves	2,606,050	1,856,930
Financing costs	1,517,840	3,078,420
Capital loss	11,807,140	11,766,200

Total unrecognized deductible temporary differences	94,057,550	90,907,480

At January 31, 2024, the Company’s US net operating loss carryforwards total $513,420 (January 31, 2023 - $685,220) which have no expiry date. Financing fees will be fully amortized in 2028. The remaining unrecognized deferred tax assets will carry forward indefinitely.

The Company’s unrecognized Canadian non-capital income tax losses expire as follows:

Expiry Date	Non-Capital Loss $

2031	118,713
2032	657,883
2034	687,128
2035	1,499,363
2036	4,769,156
2037	1,267,151
2038	1,169,742
2039	4,937,403
2040	11,051,002
2041	9,067,088
2042	13,177,463
2043	10,529,540
2044	4,685,938

63,617,570